Prospectus Supplement February 5, 2016

For the following funds with prospectuses dated October 1, 2015 – February 1, 2016 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and

Income FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of

America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

1. The first bullet point in the paragraph titled "Class A share purchases not subject to sales charges" in the "Sales charges" section of the prospectus is amended in its entirety to read as follows:

•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds and that continue to be held through fee based programs; and

2. The language below is added to the first paragraph in the "Sales charge reductions and waivers" section of the prospectus:

Sales charge waivers may not be available through certain financial intermediaries, due to the policies, procedures, trading platforms and/or systems of the financial intermediary. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus.

3. The language below is added to the third paragraph titled "Right of reinvestment" in the “Sales charge reductions and waivers” section of the prospectus:

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus.

4. The last bullet point in the paragraph titled "Contingent deferred sales charge waivers" in the "Sales charge reductions and waivers" section of the prospectus is amended in its entirety to read as follows:

•	the following types of transactions, if they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

Keep this supplement with your prospectus.

 Lit. No. MFGEBS-160-0216P Printed in USA CGD/AFD/10039-S52606

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY

Statement of Additional Information Supplement February 5, 2016

For the following funds with statements of additional information dated October 1, 2015 — February 1, 2016 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and

Income FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Portfolio SeriesSM

American Funds Retirement Income Portfolio SeriesSM

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Target Date Retirement Series®

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of

America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

1.       The last paragraph under the heading “Other purchases” in the “Sales charges” section of the statement of additional information is amended in its entirety to read as follows:

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable.

2.       The “Moving between accounts” paragraph in the “Sales charges” section of the statement of additional information is amended in its entirety to read as follows:

Moving between accounts — American Funds investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held direct with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems.

3.       The sentence below the paragraph titled “CDSC waivers for Class A, B and C shares” in the “Sales charge reductions and waivers” section of the statement of additional information is amended in its entirety to read as follows:

In addition, a CDSC may be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

4.       The sentence below is added to the “Shareholder account services and privileges” section of the statement of additional information.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-165-0216O CGD/10149-S52611